UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1.	Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFS §270.30e-1), are attached hereto.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2020, Causeway Global Absolute Return Fund’s (the “Fund’s”) Institutional Class returned -20.45% and Investor Class returned -20.53% compared to the ICE BoAML 3-Month U.S. Treasury Bill Index (“Index”) return of 1.03%. Since the Fund’s inception on January 24, 2011, its average annual total returns are -1.73% for the Institutional Class and -1.96% for the Investor Class compared to the Index’s average annual total return of 0.68%. During the same period, global equity markets, as represented by the MSCI World Index (Gross) (“World Index”), returned 6.56%. As of March 31, 2020, the Fund had net assets of $10.7 million.

Performance Review

The Fund’s long portfolio takes long positions in securities under swap agreements, and the Fund’s short portfolio takes short positions in securities under swap agreements. The long portfolio underperformed the World Index, detracting from the overall portfolio performance. The short portfolio contributed positively to overall performance by underperforming the World Index, though by a smaller margin than the long portfolio.

The fourth quarter of 2019’s rising equity markets capped a calendar year of surging stock prices, as central banks, attempting to prolong economic expansion, implemented increasingly accommodative monetary policies. However, this trend sharply reversed in the first quarter of 2020, as global equities tumbled and market volatility spiked to levels last seen during the 2008 Global Financial Crisis (“GFC”) amid great uncertainty over COVID-19’s economic consequences. With large parts of the global economy shuttered, the question of COVID-19’s impact on economic growth shifted from whether it would spark a recession to how long the downturn will last. Central banks and governments began unleashing unprecedented levels of stimulus to shore up economies and target aid to areas most vulnerable to weakened demand. The U.S. Federal Reserve committed to purchase as many government bonds as necessary to ensure ample liquidity in financial markets and keep government borrowing costs low. The U.S.’s $2.2 trillion stimulus package to support the economy should help industries most affected. But we anticipate additional measures will be needed to offset some of the effects of the economic shock, as millions of Americans applied for jobless benefits and a greater than 10% unemployment rate appears likely in the short term. Fiscal policy responses in Europe–such as in Germany and France and in the UK–included paying a dominant portion of workers’ wages during the shutdown to help companies avoid layoffs. The European Central Bank and Bank of England have also committed to using monetary policy tools at their disposal to provide liquidity for the duration of the crisis, including additional asset purchases. Low interest rates globally will only partially offset widened credit spreads, and less credit-worthy borrowers are paying a premium to refinance their debt. We expect this repricing of risky debt to accelerate. The existence of widespread diagnostic testing of COVID-19 will pave the way for people to congregate with confidence, a prerequisite for a sustained economic recovery. In the six month period, the best performing markets in the World Index included Denmark, New Zealand, Switzerland, Portugal, and Japan. The biggest laggards included Austria, Belgium, Australia, Norway, and Spain. The best performing sectors in the World Index were health care, information technology, and communication services, while energy, financials, and real estate were the worst performing World Index sectors.

The Fund takes long and short notional exposures to securities under swap agreements. We use a combination of fundamental and quantitative inputs to select exposures for the long portfolio of the Fund, while we use primarily

2	Causeway Global Absolute Return Fund

quantitative inputs to select exposures for the short portfolio. Our fundamental inputs reflect the risk-adjusted total return potential of stocks favored by our fundamental research team. Our quantitative inputs include signals that seek long (short) positions in stocks which we believe are undervalued (overvalued) and have improving (deteriorating) earnings growth dynamics, positive (negative) technical price movements, and superior (inferior) quality of earnings. During the semi-annual period, our technical indicators were the only quantitative alpha factor category to demonstrate predictive power. Stocks with positive technical indicators outperformed those with negative technical indicators, as expected. However, value significantly underperformed as stocks with cheap valuations underperformed those with expensive valuations. Additionally, stocks with improving earnings growth dynamics performed in line with those having worsening dynamics, and stocks demonstrating higher earnings quality also performed in line with those having lower earnings quality.

Long exposures in the transportation, energy, and media & entertainment industry groups detracted most from the long portfolio’s performance relative to the World Index. Exposures to securities in the telecommunication services, utilities, and capital goods industry groups contributed to relative performance. The biggest laggards were diversified coal producer, Alliance Resource Partners LP (United States), airline, Air New Zealand Ltd. (New Zealand), travel & tourism technology company, Sabre Corp. (United States), media company, ViacomCBS, Inc. (United States), and passenger & cargo airline, Alaska Air Group, Inc. (United States). The largest individual contributors to return in the long portfolio were construction services provider, Koninklijke VolkerWessels NV (Netherlands), property developer, Hemofsa Fastigheter AB (Sweden), software giant, Microsoft Corp. (United States), telecommunication services provider, KDDI Corp. (Japan), and pharmaceutical & biotechnology company, Roche Holding AG (Switzerland).

Within the short portfolio, attribution effects were strongest in the capital goods, automobiles & components, and insurance industry groups. Short-side attribution effects were weakest in the real estate, diversified financials, and energy industry groups. Short exposures that contributed most to performance were shipbuilder, Samsung Heavy Industries Co., Ltd. (South Korea), aerospace & transportation company, Bombardier (Canada), automobile manufacturer, Renault SA (France), banking & financial services provider, Westpac Banking Corp. (Australia), and luxury automobile & truck manufacturer, Daimler AG (Germany). Short exposures that detracted most from the Fund’s performance included refrigerated warehouse & storage company, Americold Realty Trust, Inc. (United States), real estate database company, Zillow Group, Inc. (United States), high-frequency trading firm, Virtu Financial, Inc. (United States), materials technology company, Umicore (Belgium), and telecommunication services provider, Iliad SA (France).

Significant Portfolio Changes

The Fund’s net exposure (long minus short exposure) to several sectors and countries changed during the fiscal year as a result of our quantitative investment process. The largest increases in net exposures were to the utilities and consumer discretionary sectors, and the biggest reductions in net exposures were to the information technology and healthcare sectors. Notable changes in the Fund’s net exposure to countries included increases to exposures in Singapore, Germany, and Belgium. We reduced net exposures to Denmark, Canada, and Hong Kong.

Causeway Global Absolute Return Fund	3

Investment Outlook

Investors appear to be exhibiting herding behavior in the current market environment, selling off swaths of stocks in various industries with little regard for companies’ valuations. In our view, volatility and indiscriminate selling can provide rare investment opportunities. For the long portfolio, we seek to purchase into other investors’ fear, in anticipation of the inevitable economic and market recovery. From a fundamental long perspective, we are taking advantage of the current conditions by opportunistically buying industry-leading companies in some of the hardest hit areas of the markets that we believe have mistakenly been priced for permanent demand destruction. When the recovery inevitably comes, which we believe will happen, the market should be led by cyclicals, at least if past drawdowns are any indication. Some hallmarks of our economically exposed long portfolio exposures are strong balance sheets, abundant cash flows, and excellent management teams that should enable these companies to weather near-term challenges and remain well-positioned for a rebound in demand. Amid the demand contraction, many companies are conserving cash and some are suspending dividend payments until the crisis abates. Despite the delay in income, we believe our long portfolio exposures should have the financial flexibility to withstand a multi-quarter sharp reduction in revenues, then resume growth. Several of the most promising of these beaten down stocks trade at historically low single digit price-to-earnings multiples, implying the potential for significant recoveries in their share prices over time.

On an aggregate long/short portfolio basis, we are maintaining a near market-neutral posture, with 1.55% net exposure overall (long exposures minus absolute value of short exposures). Consistent with our goal of delivering low equity market sensitivity, we target a zero expected beta to the World Index. On an aggregate basis, our largest net biases by sector are toward industrials and consumer discretionary, where we have significant positive net exposure, and against real estate and information technology, where we have meaningful negative net exposure. By geography, we are net biased toward China and Switzerland, and biased against Hong Kong and Australia. Gross exposure (leverage) for the Fund is 302% (3.02x) as of March 31, 2020.

4	Causeway Global Absolute Return Fund

We thank you for your continued confidence in Causeway Global Absolute Return Fund.

March 31, 2020

Harry W. Hartford	Sarah H. Ketterer	James A. Doyle	Jonathan P. Eng
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager

Conor Muldoon	Alessandro Valentini	Ellen Lee	Steven Nguyen
Portfolio Manager	Portfolio Manager	Portfolio Manager	Portfolio Manager

Arjun Jayaraman	MacDuff Kuhnert	Joseph Gubler
Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses. Current and future holdings are subject to change. Diversification does not protect against market loss. There is no guarantee that securities mentioned will remain in or out of the Fund.

The Fund is not appropriate for all investors. The Fund uses swap agreements to obtain long and short exposures to securities. Swaps are derivatives which involve the use of leverage, and the Fund will use significant leverage. The use of leverage is speculative and magnifies any losses. Short positions lose money if the price of the underlying security increases, and losses on shorts are therefore potentially unlimited. The use of swap agreements involves significant swap expenses including financing charges and transaction costs which reduce investment returns and increase investment losses. The Fund risks loss of the amount due under a swap agreement if the counterparty defaults. The Fund currently enters into swap agreements primarily with one counterparty, focusing its exposure to the credit risk of that counterparty. Swap agreements involve liquidity risks since the Fund may not be able to exit security

Causeway Global Absolute Return Fund	5

exposures immediately, particularly during periods of market turmoil. The Fund settles swap agreements at least quarterly which can cause it to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates. The Fund’s net long/short notional exposure will generally not exceed plus or minus 10% of net assets. However, the long and short portfolio will each have different exposures under swap agreements that will not be fully hedged. This is not a complete list of the Fund’s risks. See the Fund’s prospectus for additional information on risks.

Exposures are subject to change. Current and future exposures are subject to risk. Exposures mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Beta is a measurement of sensitivity to the benchmark index. A beta of 1 indicates that a portfolio’s value will move in line with the index. A beta of less than 1 means that the portfolio will be less volatile than the index; a beta of greater than 1 indicates that the security’s price will be more volatile than the index.

A company may reduce or eliminate its dividend, causing losses to the Fund.

6	Causeway Global Absolute Return Fund

March 31, 2020
	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized Inception to Date*
Institutional Class	-28.17%	-10.55%	-6.00%	-1.73%
Investor Class	-28.23%	-10.66%	-6.17%	-1.96%
ICE BofAML US 3-Month Treasury Bill Index	2.25%	1.83%	1.19%	0.68%

*	Inception is January 24, 2011.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2021. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the Fund’s current January 28, 2020 prospectus, the Fund’s gross expense ratios were 1.72% and 1.97% for the Institutional Class and Investor Class, respectively, and the Fund’s expense ratios after expense waivers were 1.52% and 1.77%, respectively. For more information, please see the prospectus.

The benchmark index for the Fund is the ICE BofAML US 3-Month Treasury Bill Index (the “Index”). This Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond three months from, the rebalancing date. The Index is gross of withholding taxes, assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. The Treasury Bills comprising the Index are guaranteed by the U.S. government as to the timely payment of interest and principal. The Fund will primarily be exposed to equity securities, which are not guaranteed. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway Global Absolute Return Fund	7

SCHEDULE OF INVESTMENTS (000)*

March 31, 2020 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value

SHORT-TERM INVESTMENTS

Blackrock Liquidity Funds Treasury Trust Fund, Institutional Class, 0.560%**[1]	11,927,995	$11,928

Total Short-Term Investments

(Cost $11,928) — 111.5%		11,928

Total Investments — 111.5%

(Cost $11,928)		11,928

Liabilities in Excess of Other Assets — (11.5)%		(1,233)

Net Assets — 100.0%		$10,695

A list of outstanding total return swap agreements held by the Fund at March 31, 2020, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Payment Frequency	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Net Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day +0.50% to Fed Funds-1 day +2.50%	Total Return of the basket of securities	Quarterly	2/3/2021	$5,890	$19

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.35%	Total Return of the basket of securities	Quarterly	2/2/2021	282	13

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.40% to Fed Funds-1 day -2.50%	Total Return of the basket of securities	Quarterly	2/2/2021	340	7

Morgan Stanley	Canada Custom Basket of Securities	Long: Fed Funds-1 day +0.50%	Total Return of the basket of securities	Quarterly	9/18/2020	1,265	8

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.40% to Fed Funds-1 day -1.63%	Total Return of the basket of securities	Quarterly	2/3/2021	400	15

The accompanying notes are an integral part of the financial statements.

8	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Payment Frequency	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Net Long Positions† (continued)
Morgan Stanley	Singapore Custom Basket of Securities	Long: Fed Funds-1 day +0.55%	Total Return of the basket of	Quarterly	4/21/2022	$207	$—

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day +0.85% Short: Fed Funds-1 day -0.50% to Fed Funds-1 day -4.00%	Total Return of the basket of securities	Quarterly	6/10/2020	67	11

Net Short Positions††
Morgan Stanley	United States Custom Basket of Securities	Short: Fed Funds-1 day -0.30% to Fed Funds-1 day -2.10%	Total Return of the basket of securities	Quarterly	2/3/2021	(6,517)	(9)

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day -0.34% to Fed Funds-1 day -2.42%	Total Return of the basket of securities	Quarterly	2/3/2021	(1,088)	(3)

Morgan Stanley	Hong Kong Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.50% to Fed Funds-1 day -8.38%	Total Return of the basket of securities	Quarterly	2/5/2021	(150)	(2)

Morgan Stanley	Australia Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.50% to Fed Funds-1 day -2.75%	Total Return of the basket of securities	Quarterly	2/3/2021	(628)	25

							$84

†	The following tables represent the individual stock exposures comprising the Long Custom Basket Total Return Swaps as of March 31, 2020.

United States Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
1,233	Baidu, Inc.	USD	$124	$—	0%
1,300	Taro Pharmaceutical Industries	USD	80	—	0
1,364	Atlantica Yield PLC	USD	30	—	0
1,400	Arena Pharmaceuticals, Inc.	USD	59	—	0
1,500	American Equity Investment Life	USD	28	—	0

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

United States Custom Basket of Long Securities (continued)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
1,700	Meritor, Inc.	USD	$23	$—	0%
1,900	Dicks Sporting Goods	USD	40	—	0
1,900	Kroger Co.	USD	57	—	0
2,105	Microsoft Corporation	USD	332	—	0
2,459	Westrock Company	USD	69	—	0
2,500	Hyatt Hotels Corp, Class A	USD	120	—	0
2,600	Jetblue Airways	USD	23	—	0
2,880	Arconic, Inc.	USD	46	—	0
3,128	Leidos Holdings, Inc.	USD	287	1	6
3,300	United Airlines Holdings, Inc.	USD	104	—	0
3,500	Merck & Co.	USD	269	1	5
3,795	Synnex Corp.	USD	277	—	0
3,800	Jefferies Financial Group, Inc.	USD	52	—	0
4,254	Rent-A-Center	USD	60	—	0
4,500	MDU Resources Group, Inc.	USD	97	1	5
4,977	Citigroup, Inc.	USD	210	—	0
5,126	Steelcase, Inc.	USD	51	—	0
5,167	Alaska Air Group	USD	147	—	0
5,800	International Game Technology	USD	35	—	0
6,548	Arch Coal, Inc.	USD	189	—	0
6,996	Oracle Corp.	USD	338	—	0
7,100	Gentex Corp.	USD	157	—	0
7,228	Wells Fargo & Co.	USD	207	—	0
7,350	Spirit Realty Capital	USD	192	5	26
7,394	FirstEnergy Corp.	USD	296	—	0
7,700	NRG Energy, Inc.	USD	210	—	0
9,411	Signet Jewelers, Ltd.	USD	61	—	0
9,800	Exelon Corp.	USD	361	—	0
10,300	Chimera Investment Corp.	USD	94	5	26
17,313	Sabre Corp.	USD	103	—	0
18,715	Viacomcbs, Inc.	USD	262	2	11
20,164	H & R Block, Inc.	USD	284	4	21
22,074	Navient Corporation	USD	167	—	0
27,000	Bloomin’ Brands, Inc.	USD	193	—	0
50,283	Alliance Resource Partners, L.P.	USD	156	—	0

			$5,890	$19	100%

The accompanying notes are an integral part of the financial statements.

10	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

United Kingdom Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
(99,732)	Royal Bank Of Scotland Group	GBP	$(140)	$—	0%
(81,673)	IWG PLC	GBP	(175)	—	0
(47,572)	Beazley Ireland Holdings PLC	GBP	(231)	—	0
(18,198)	Grainger PLC	GBP	(59)	—	0
(11,503)	Hargreaves Lansdown PLC	GBP	(198)	—	0
(5,956)	ASOS PLC	GBP	(89)	—	0
(4,998)	Severn Trent PLC	GBP	(142)	—	0
(2,549)	Fevertree Drinks PLC	GBP	(38)	—	0
(1,891)	Croda International PLC	GBP	(100)	—	0
(444)	Reckitt Benckiser Group PLC	GBP	(34)	—	0
8,992	British American Tobacco PLC	GBP	309	6	46
17,508	Vistry Group PLC	GBP	125	—	0
28,028	Redrow PLC	GBP	125	—	0
44,927	International Consolidated Airlines	GBP	120	—	0
101,985	Balfour Beatty PLC	GBP	275	—	0
172,506	Barclays PLC	GBP	202	3	23
208,254	Renewables Infrastructure Group	GBP	332	4	31

			$ 282	$13	100%

Europe Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(838,431)	Banco Comercial Portugues	EUR	$(95)	$—	0%
(45,766)	Thyssenkrupp AG	EUR	(240)	—	0
(21,485)	Nokia Oyj	EUR	(68)	—	0
(14,597)	Naturgy Energy Group S. A.	EUR	(259)	—	0
(14,042)	Norsk Hydro	EUR	(30)	—	0
(12,806)	Renault	EUR	(249)	—	0
(9,883)	Tenaris	EUR	(61)	—	0
(6,189)	Daimler AG	EUR	(187)	—	0
(5,008)	Ambu	EUR	(122)	—	0
(4,513)	Tryg	EUR	(111)	—	0
(3,926)	Deutsche Wohnen SE	EUR	(150)	—	0
(3,482)	Soitec	EUR	(252)	—	0
(2,098)	Baloise Holding AG	EUR	(276)	—	0

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Europe Custom Basket of Long Securities (continued)
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(2,025)	Orsted	EUR	$(199)	$—	0%
(519)	Swiss Re AG	EUR	(40)	—	0
(351)	Knorr-Bremse Ag	EUR	(31)	—	0
(19)	Givaudan	EUR	(59)	(1)	(14)
465	SAPSE	EUR	53	—	0
1,086	Roche GS	EUR	354	—	0
1,232	Deutsche Post AG	EUR	34	—	0
1,354	Volkswagen AG	EUR	159	—	0
1,444	Dialog Semicon	EUR	39	—	0
1,660	Signify NV	EUR	32	—	0
2,033	Siemens	EUR	173	—	0
2,250	Bayer Ag	EUR	131	—	0
2,717	Wienerberger	EUR	43	—	0
3,979	Novartis AG	EUR	330	—	0
4,301	Volvo, Class B	EUR	52	—	0
6,684	BNP Paribas	EUR	202	—	0
15,809	ABB, Ltd.	EUR	279	8	114
38,275	Bpost SA	EUR	271	—	0
39,938	Mediaset Espana Comunicacion S.A.	EUR	148	—	0
41,794	ING Groep NV	EUR	220	—	0
133,102	Caixa bank S.A.	EUR	249	—	0

			$340	$7	100%

Canada Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
—	Ovintiv, Inc.	CAD	$—	$1	13%
4,654	Canadian Imperial Bank of Commerce	CAD	271	5	63
5,000	Teck Cominco, Class B	CAD	38	—	0
8,360	Genworth MI Canada, Inc.	CAD	186	—	0
14,800	Trans Alta Renewables	CAD	156	—	0
19,451	Manulife Financial Corp.	CAD	244	—	0
37,200	Cominar Real Estate Investment Trust	CAD	214	2	24
141,400	Seven Generations Energy, Ltd.	CAD	156	—	0

			$1,265	$8	100%

The accompanying notes are an integral part of the financial statements.

12	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Japan Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(12,500)	Maruichi Steel Tube, Ltd.	JPY	$(299)	$(7)	(46)%
(10,800)	MISUMI Group, Inc.	JPY	(234)	(1)	(7)
(6,600)	Idemitsu Kosan Co., Ltd.	JPY	(151)	(5)	(33)
(6,200)	Odakyu Electric Railway Co., Ltd.	JPY	(136)	(1)	(7)
(4,500)	Kyoritsu Maintenance Co., Ltd.	JPY	(99)	(1)	(7)
(3,300)	Sharp Corp.	JPY	(35)	(1)	(7)
(3,200)	Monotaro Co., Ltd.	JPY	(85)	—	0
(2,600)	Nidec Corp.	JPY	(134)	(1)	(7)
(2,600)	Shiseido Co., Ltd.	JPY	(153)	—	0
(2,000)	Taiyo Nippon Sanso Corp.	JPY	(30)	—	0
(1,400)	Gmo Payment Gateway, Inc.	JPY	(98)	—	0
(1,200)	Screen Holdings Co., Ltd.	JPY	(44)	(1)	(7)
900	Sompo Holdings, Inc.	JPY	28	1	7
1,900	Benesse Holdings, Inc.	JPY	48	—	0
3,400	TV Asahi Holdings	JPY	51	1	7
5,800	Sumitomo Mitsui Financial Group, Inc.	JPY	140	4	27
7,200	KDDI Corp.	JPY	212	4	27
8,000	Heiwa Corp.	JPY	149	3	20
11,200	Takeda Pharmaceutical Co., Ltd.	JPY	342	8	54
13,100	Sekisui House, Ltd	JPY	216	—	0
15,200	Tokuyama Corp.	JPY	293	5	33
16,300	Hazama Ando Corp.	JPY	104	2	13
17,300	Rengo Co., Ltd	PY	134	2	13
25,700	Tomy Co., Ltd.	JPY	181	3	20

			$400	$15	100%

Singapore Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
355,300	Yangzijiang Shipbuilding	SGD	$207	$—	0%

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	13

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

South Korea Custom Basket of Long Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(63,117)	Samsung Heavy Co., Ltd.	KRW	$(201)	$—	0%
(13,618)	Korea Electric Power Corp.	KRW	(214)	—	0
(11,760)	Mirae Asset Daewoo Co., Ltd.	KRW	(50)	(12)	(109)
(2,464)	S-Oil Corp.	KRW	(115)	—	0
(2,141)	SK Innovation Co., Ltd.	KRW	(152)	—	0
(1,099)	Hyundai Heavy Industries Co., Ltd.	KRW	(70)	—	0
—	Duzonbizon Co., Ltd.	KRW	—	1	9
—	Kia Motors Corp.	KRW	—	6	56
—	Korea Gas Corp.	KRW	—	1	9
—	Hanwha Corp.	KRW	—	1	9
—	Korea Aerospace Industries, Ltd.	KRW	—	(1)	(9)
—	Sk Hynix, Inc.	KRW	—	2	18
357	Hyundai Glovis Co., Ltd.	KRW	26	—	0
361	SK Telecom Co., Ltd.	KRW	52	2	18
656	LG Innotek Co., Ltd.	KRW	61	—	0
3,173	Daelim Industrial Co., Ltd.	KRW	191	3	27
5,100	Gs Engineering & Construction Corp.	KRW	85	4	36
7,660	Samsung Electronics, Co., Ltd.	KRW	299	4	36
10,580	Doosan Bobcat, Inc.	KRW	155	—	0

			$67	$11	100%

††	The following tables represent the individual stock exposures comprising the Short Custom Basket Total Return Swaps as of March 31, 2020.

United States Custom Basket of Short Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(39,700)	Ford Motor Co	USD	$(192)	$—	0%
(23,122)	Welbilt, Inc.	USD	(119)	—	0
(16,548)	Virtu Financial, Inc., Class A	USD	(345)	—	0
(12,104)	FireEye, Inc.	USD	(128)	—	0
(11,300)	Americold Realty Trust	USD	(385)	(2)	22
(10,800)	Commscope Holding	USD	(98)	—	0
(9,892)	Kraft Heinz Co.	USD	(245)	—	0

The accompanying notes are an integral part of the financial statements.

14	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

United States Custom Basket of Short Securities (continued)
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(8,360)	8X8, Inc.	USD	$(116)	$—	0%
(7,200)	Yext, Inc.	USD	(73)	—	0
(6,313)	Nutanix, Inc., Class A	USD	(100)	—	0
(6,300)	Viasat, Inc.	USD	(226)	—	0
(5,746)	Lyft Inc, Class A	USD	(154)	—	0
(4,861)	Williams Scotsman Corp.	USD	(49)	—	0
(4,413)	Houlihan Lokey	USD	(230)	—	0
(4,300)	Glaukos Corporation	USD	(133)	—	0
(4,000)	Zogenix, Inc.	USD	(99)	—	0
(3,920)	Merit Medic	USD	(122)	—	0
(3,606)	Pluralsight Inc., Class A	USD	(40)	—	0
(3,552)	Mattel, Inc.	USD	(31)	—	0
(3,534)	Casella Waste	USD	(138)	—	0
(3,489)	Sunrun, Inc.	USD	(35)	—	0
(3,400)	Energizer Holdings, Inc.	USD	(103)	—	0
(3,400)	2U, Inc.	USD	(72)	—	0
(3,400)	World Wrestling Entertainment	USD	(115)	—	0
(3,242)	Coresite Realty Corp.	USD	(376)	(4)	45
(3,000)	Wayfair, Inc.	USD	(160)	—	0
(2,914)	New Relic, Inc.	USD	(135)	—	0
(2,900)	Livanova PLC	USD	(131)	—	0
(2,900)	The Travelers Companies, Inc.	USD	(288)	(3)	33
(2,800)	Shake Shack In-A	USD	(106)	—	0
(2,300)	Cantel Medical Corp.	USD	(83)	—	0
(2,222)	Q2 Holdings, Inc.	USD	(131)	—	0
(1,961)	Siteone Landscape Supply, Inc.	USD	(144)	—	0
(1,960)	Conagra Brands, Inc.	USD	(58)	—	0
(1,900)	Guardant Health, Inc.	USD	(132)	—	0
(1,605)	Axon Enterprise, Inc.	USD	(114)	—	0
(1,532)	Twilio, Inc.	USD	(137)	—	0
(1,492)	Zillow Group Inc., Class C	USD	(54)	—	0
(1,416)	Abiomed, Inc.	USD	(206)	—	0
(1,200)	Beigene, Ltd.	USD	(148)	—	0
(1,000)	Forescout Technologies, Inc.	USD	(32)	—	0
(1,000)	Global Payments, Inc.	USD	(144)	—	0
(823)	Essential Utilities, Inc.	USD	(33)	—	0

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	15

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

United States Custom Basket of Short Securities (continued)
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(800)	Rapid7, Inc.	USD	$(35)	$—	0%
(800)	The Boeing Company	USD	(119)	—	0
(745)	Wix. Com, Ltd.	USD	(75)	—	0
(600)	Roku, Inc.	USD	(52)	—	0
(500)	Lendingtree, Inc.	USD	(92)	—	0
(270)	Okta, Inc.	USD	(33)	—	0
(157)	Netflix, Inc.	USD	(59)	—	0
(157)	Costar Group	USD	(92)	—	0

			$(6,517)	$(9)	100%

Canada Custom Basket of Short Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(613,143)	Bombardier Transportation	CAD	$(198)	$—	0%
(49,900)	First Quantum Minerals	CAD	(255)	—	0
(17,600)	Innergex Renewable Energy, Inc.	CAD	(239)	(2)	67
(10,953)	SNC-Lavalin Group, Inc.	CAD	(162)	—	0
(3,606)	Enbridge, Inc.	CAD	(105)	—	0
(2,509)	Premium Brands Holdings	CAD	(129)	(1)	33

			$(1,088)	$(3)	100%

Hong Kong Custom Basket of Short Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(3,133,682)	GCL-Poly Energy	HKD	$(101)	$—	0%
(159,611)	Bank of East Asia	HKD	(343)	(2)	100
(101,139)	Wharf Holdings	HKD	(179)	—	0
(85,600)	Swireproperties	HKD	(241)	—	0
(67,000)	Haidilao	HKD	(261)	—	0
(63,511)	China Communication Services	HKD	(46)	—	0
(11,000)	Innovent Biologics, Inc.	HKD	(46)	—	0
(10,600)	AIA Group	HKD	(96)	—	0

The accompanying notes are an integral part of the financial statements.

16	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2020 (Unaudited)

Hong Kong Custom Basket of Short Securities (continued)
Shares	Description	Currency	Notional Amount	Net Unrealized Depreciation	Percentage Value of Underlying Investment
(6,468)	Wuxi Biologics Cayman, Inc.	HKD	$(84)	$—	0%
18,000	Shanghai Industrial Holdings, Ltd.	HKD	27	—	0
26,929	BYD Electronic	HKD	45	—	0
32,000	China Merchants Port Holdings	HKD	37	—	0
36,861	Jiangsu Express	HKD	41	—	0
61,000	Minsheng Bank	HKD	45	—	0
70,000	China Overseas Property	HKD	66	—	0
92,000	China Aoyuan	HKD	108	—	0
95,877	Sinotruk, Ltd.	HKD	160	—	0
131,000	China Overseas Grand Oceans Group, Ltd.	HKD	77	—	0
172,000	Beijing Airport	HKD	110	—	0
177,010	Kaisa Group	HKD	66	—	0
200,816	Asia Cement China	HKD	204	—	0
229,000	China CITIC Bank	HKD	113	—	0
360,163	CQRC Bank	HKD	148	—	0

			$(150)	$(2)	100%

Australia Custom Basket of Short Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
(333,718)	AMP, Ltd.	AUD	$(274)	$—	0%
(328,630)	Ausnet Services	AUD	(345)	—	0
(72,919)	Nufarm, Ltd.	AUD	(229)	—	0
(23,444)	Suncorp Group, Ltd.	AUD	(132)	—	0
(18,077)	Westpac Banking Corp.	AUD	(183)	—	0
(8,482)	NextDC, Ltd.	AUD	(47)	—	0
(5,989)	Wisetech Global, Ltd	AUD	(63)	—	0
1,434	JB Hi-Fi, Ltd	AUD	25	—	0
41,520	Qantas Airways, Ltd	AUD	82	—	0
51,019	Fortescue Metals Group, Ltd.	AUD	314	25	100
143,782	Stockland	AUD	224	—	0

			$(628)	$25	100%

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	17

SCHEDULE OF INVESTMENTS (000) (concluded)

March 31, 2020 (Unaudited)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2020.
1	Of this investment, $9,304 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2

The net notional amount is the sum of long and short positions. The gross notional amounts of long positions and short positions at March 31, 2020 are $16,278 and $(16,210), respectively. The gross notional amounts are representative of the volume of activity during the six month period ended March 31, 2020.

AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLC	– Public Limited Company
SGD	– Singapore Dollar
USD	– U.S. Dollar

Amounts designated as “—” are $0 or round to $0.

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$11,928	$—	$—	$11,928

Total Investments in Securities	$11,928	$—	$—	$11,928

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Equity Swaps^
Unrealized Appreciation	$—	$98	$—	$98
Unrealized Depreciation	—	(14)	—	(14)

Total Other Financial Instruments	$—	$84	$—	$84

^	Total return equity swaps are valued at the unrealized appreciation (depreciation) of the instruments.

For the six month period ended March 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18	Causeway Global Absolute Return Fund

SECTOR DIVERSIFICATION

As of March 31, 2020, the sector diversification was as follows (Unaudited):

Causeway Global Absolute Return Fund	% of Net Assets
Short-Term Investment	111.5%

Liabilities in Excess of Other Assets	(11.5)

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	19

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY GLOBAL ABSOLUTE RETURN FUND

3/31/20
ASSETS:
Investments at Value (Cost $11,928)	$11,928
Cash	3
Unrealized Appreciation on Total Return Equity Swaps	98
Receivable for Dividends	10
Receivable Due from Adviser	8
Prepaid Expenses	22

Total Assets	12,069

LIABILITIES:
Payable Due to Swap Counterparty	1,268
Payable for Fund Shares Redeemed	56
Unrealized Depreciation on Total Return Equity Swaps	14
Payable Due to Administrator	2
Other Accrued Expenses	34

Total Liabilities	1,374

Net Assets	$10,695

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$35,833
Total Distributable Loss	(25,138)

Net Assets	$10,695

Net Asset Value Per Share (based on net assets of $9,848,225 ÷ 1,622,361 shares) — Institutional Class	$6.07

Net Asset Value Per Share (based on net assets of $847,171 ÷ 141,224 shares) — Investor Class	$6.00

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

20	Causeway Global Absolute Return Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY GLOBAL ABSOLUTE RETURN FUND

10/01/19 to 3/31/20
INVESTMENT INCOME:
Dividend Income	$173

Total Investment Income	173

EXPENSES:
Investment Advisory Fees	123
Transfer Agent Fees	32
Professional Fees	28
Administration Fees	13
Printing Fees	13
Registration Fees	13
Custodian Fees	3
Shareholder Service Fees — Investor Class	1
Other Fees	2

Total Expenses	228

Waiver of Investment Advisory Fees	(76)

Total Waiver	(76)

Net Expenses	152

Net Investment Income	21

Net Realized and Unrealized Gain (Loss) on Swap Contracts:
Net Realized Loss from Swap Contracts	(3,319)
Net Change in Unrealized Depreciation on Swap Contracts	(71)

Net Realized and Unrealized Loss on Swap Contracts	(3,390)

Net Decrease in Net Assets Resulting from Operations	$(3,369)

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	21

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY GLOBAL ABSOLUTE RETURN FUND

	10/01/19 to 3/31/20 (Unaudited)	10/01/18 to 9/30/19
OPERATIONS:
Net Investment Income	$21	$363
Net Realized Loss from Swap Contracts	(3,319)	(7,941)
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts	(71)	146

Net Increase (Decrease) in Net Assets Resulting From Operations	(3,369)	(7,432)

DISTRIBUTIONS:
Institutional Class	—	(3,323)
Investor Class	—	(296)
Return of Capital
Institutional Class	—	(48)
Investor Class	—	(3)

Total Distributions to Shareholders	—	(3,670)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(1)	(25,327)	9,376

Total Decrease in Net Assets	(28,696)	(1,726)

NET ASSETS:
Beginning of Period	39,391	41,117

End of Period	$10,695	$39,391

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	Causeway Global Absolute Return Fund

This page intentionally left blank.

FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2020 (Unaudited) and the Fiscal Years ended September 30,

For a Share Outstanding Throughout the Period or Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Return of Capital ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
CAUSEWAY GLOBAL ABSOLUTE RETURN FUND
Institutional
2020(1)	7.63	0.01	(1.57)	(1.56)	—	—	—	—
2019	9.77	0.07	(1.33)	(1.26)	(0.87)	(0.01)	—	(0.88)
2018	9.03	0.01	0.73	0.74	—	—	—	—
2017	10.41	(0.10)	(0.19)	(0.29)	(1.08)	(0.01)	—	(1.09)
2016	10.39	(0.16)	0.57	0.41	(0.39)	—	—	(0.39)
2015	10.90	(0.18)	(0.33)	(0.51)	—	—	—	—
Investor
2020(1)	7.55	—	(1.55)	(1.55)	—	—	—	—
2019	9.68	0.06	(1.33)	(1.27)	(0.85)	(0.01)	—	(0.86)
2018	8.95	0.02	0.71	0.73	—	—	—	—
2017	10.32	(0.13)	(0.18)	(0.31)	(1.05)	(0.01)	—	(1.06)
2016	10.30	(0.18)	0.56	0.38	(0.36)	—	—	(0.36)
2015	10.84	(0.20)	(0.34)	(0.54)	—	—	—	—

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share (See Note 2 in the Notes to Financial Statements).
(3)

Effective as of May 9, 2017, the Adviser agreed to revise its expense limit agreement with the Fund to reduce the Ratio of Expenses to Average Net Assets by 0.40 percentage points from the prior expense limit level applicable to each class of shares.

(4)

The expense ratio includes a one-time adjustment as a result of a management change in accrual estimate relating to shareholder service fees. Had this adjustment been excluded, the ratios would have been 1.59%, 1.83% and (0.41)%, respectively.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

24	Causeway Global Absolute Return Fund

Redemption Fees ($)		Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover Rate (%)

—		6.07	(20.45)	9,848	1.35		2.01		0.20	—
—		7.63	(14.37)	37,990	1.35		1.55		0.84	—
—		9.77	8.19	37,939	1.35		1.64		0.09	—
—		9.03	(3.70)	32,497	1.59	(3)	1.73		(1.08)	—
—	(2)	10.41	4.09	58,622	1.77		1.80		(1.54)	—
—	(2)	10.39	(4.68)	71,205	1.66		1.66		(1.65)	—

—		6.00	(20.53)	847	1.45		2.39		0.04	—
—		7.55	(14.53)	1,401	1.53		1.73		0.65	—
—		9.68	8.16	3,178	0.95	(4)	1.19	(4)	0.23 (4)	—
—		8.95	(3.91)	14,744	1.84	(3)	1.98		(1.32)	—
—	(2)	10.32	3.80	20,590	2.02		2.05		(1.79)	—
—	(2)	10.30	(4.98)	26,833	1.91		1.91		(1.90)	—

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway Global Absolute Return Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund commenced operations on January 24, 2011. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)), or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Over-the-counter financial derivative instruments, such as swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs, or a combination of these factors. These contracts are normally valued on the basis of broker-dealer (i.e., swap counterparty) quotations.

Securities and derivative contracts for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under

26	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price; or the investment is a swap agreement that is not publicly traded. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of and during the six months ended March 31, 2020, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefits or expenses in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (during the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax bene-

Causeway Global Absolute Return Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

fits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Swap Agreements – Under a total return swap agreement, the Fund pays the other party to the agreement (a “swap counterparty”) fees plus an amount equal to any negative total returns from stipulated underlying investments identified by the Fund’s portfolio managers. In exchange, the counterparty pays the Fund an amount equal to any positive or negative total returns from the stipulated underlying investments. The returns to be “swapped” between the Fund and the swap counterparty will be calculated with reference to a “notional” amount, i.e., the dollar amount hypothetically invested, long or short, in a particular security or group of securities. The Fund’s returns will generally depend on the net amount to be paid or received under the swap agreement, which will depend on the market movements of the stipulated underlying securities. The Fund’s net asset value will reflect any amounts owed to the Fund by the swap counterparty (when the Fund’s position under a swap agreement is, on a net basis, “in the money”) or amounts owed by the Fund to the counterparty (when the Fund’s position under a swap agreement is, on a net basis, “out of the money”).

Swap Agreements and Leverage – Normally, the Fund’s assets (other than the swap agreements) will be directly invested primarily in money market funds and other cash equivalents that will be used to support and cover the Fund’s obligations under its swap agreements. However, the use of a swap agreement allows the Fund to obtain investment exposures greater than it could otherwise obtain with direct investments, allowing it to effectively increase, or leverage, its total long and short investment exposures.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Causeway Capital Management LLC (“Adviser”). Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.10% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2021 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding swap agreement financing charges and transaction costs, borrowing expenses, dividend expenses on securities sold short, brokerage fees and commissions, interest, taxes, shareholder service fees,

28	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.35% of Institutional Class and Investor Class average daily net assets. For the six-month period ended March 31, 2020, the Adviser waived fees of $75,713. The waived fees are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2020, the Investor Class paid 0.10% annualized of average daily net assets under this plan. (See Statement of Operations – Shareholder Service Fees – Investor Class, Note 1.)

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2020, approximately $6.9 million of the Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

During the six-months ended March 31, 2020, there were no security purchases or sale, other than short-term investments and swap contracts.

5.	Derivatives and Risks of Investing

A swap agreement is a form of derivative that includes leverage, allowing the Fund to obtain the right to a return on a stipulated capital base that exceeds the amount the Fund has invested. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments. Use of leverage involves special risks and is speculative. If the Adviser is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant. By using swap agreements, the Fund is exposed to liquidity risks since it may not be able to close out a swap agreement immediately, particularly during times of market turmoil. It may also be difficult to value a swap agreement if the Fund has difficulty in closing the position.

The use of derivative contracts exposes an investor to various market risks. The Fund’s investment in total return equity swap agreements exposed the Fund to equity risk for the six months ended March 31, 2020. Equity risk is the risk that the value of a particular stock or stock market to which the Fund has long exposure is falling, or to which the Fund has short exposure is rising. The fair value of the total return equity swap agreements as of March 31, 2020 is reported on the Statement of Assets and Liabilities. The related change in unrealized and realized gains or losses for the reporting period is reported on the Statement of Operations.

Causeway Global Absolute Return Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The Fund currently expects to settle swap agreements at least quarterly, and may do so more frequently, which will cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates.

By using swap agreements, the Fund is exposed to additional risks concerning the counterparty. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The Fund currently has entered into swap agreements with a single counterparty, focusing its exposure to the counterparty credit risk of that single counterparty. Further, the swap counterparty’s obligations to the Fund likely will not be collateralized. The Fund intends, however, to settle swap agreements at least quarterly, and may do so more frequently, so that net gains under swap agreements with a single counterparty do not exceed 5% of the Fund’s total assets.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A swap counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of March 31, 2020, the Fund’s swap agreements were with one counterparty.

ISDA Master Arrangement

The Fund is party to an International Swaps and Derivatives Association, Inc. Master Agreement and Credit Support Annex (“ISDA Master Agreement”) which governs its swap agreements. The ISDA Master Agreement includes provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle the counterparty to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

As of March 31, 2020, there was $9,303,545 pledged as collateral for swap agreements under the ISDA Master Agreement.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the Fund as of March 31, 2020* (000):

	Assets	Liabilities
Counterparty	Total Return Equity Swaps	Total Return Equity Swaps	Total Over the Counter
Morgan Stanley	$98	$(14)	$84

Net Market Value of Swaps	Collateral (Received)/ Pledged	Net Exposures†
$84	$0	$84

†

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from swaps can only be netted across transactions governed under the same master agreement with the same legal entity.

*

Collateral received/pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amount received/pledged may exceed this amount and may fluctuate in value.

30	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The total return swap contracts are considered to have equity rate risk associated with them.

Unrealized gains and losses on swap contracts represent market value and are reflected on the Statement of Assets and Liabilities. Changes in market values, if any, are recorded as a change in unrealized gain or loss in the Statement of Operations. As of March 31, 2020, net realized loss on swap contracts was $(3,319,287) and the change in unrealized loss on swap contracts was $(71,243), as reflected in the Statement of Operations.

Because the Fund has significant exposure to foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s exposures may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund has exposures to securities denominated in foreign currencies, the Fund’s value could decrease depending on foreign exchange rates. Other risks applicable to foreign companies that could impact the value of their securities, and thus the value of the Fund’s exposures, include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have adversely affected and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Causeway Global Absolute Return Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2019 and September 30, 2018 was as follows (000):

	Return of Capital	Ordinary Income	Total
2019	$51	$3,619	$3,670
2018	—	—	—

As of September 30, 2019, the components of accumulated losses on a tax basis were as follows (000):

Capital Loss Carryforwards	$(17,219)
Current Year Loss Deferral	(4,705)
Unrealized Appreciation	155

Total Accumulated Losses	$(21,769)

Deferred Late-Year Losses represent Ordinary Losses realized on Investment transactions from January 1, 2019 through the fiscal year end and specified losses realized on investment transactions from October 1, 2018 through the fiscal year end. The Fund elects to defer the Late-Year Loss and treat it as having arisen in the following fiscal year.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. If there is an ownership change in the Fund as defined on the Internal Revenue Code, the Fund’s ability to use these capital losses to offset any future capital gains would be significantly restricted.

Losses carried forward under these provisions are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$17,219	$—	$17,219

At March 31, 2020, the total cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$11,928	$—	$—	$—

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2020 (Unaudited)		Fiscal Year Ended September 30, 2019
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	241	$1,761	1,797	$16,254
Shares Issued in Reinvestment of Dividends and Distributions	—	—	358	3,251
Shares Redeemed	(3,599)	(26,769)	(1,056)	(9,069)

Increase (Decrease) in Shares Outstanding Derived from Institutional Class Transactions	(3,358)	(25,008)	1,099	10,436

Investor Class
Shares Sold	6	40	412	3,876
Shares Issued in Reinvestment of Dividends and Distributions	—	—	32	287
Shares Redeemed	(50)	(359)	(586)	(5,223)

Decrease in Shares Outstanding Derived from Investor Class Transactions	(44)	(319)	(142)	(1,060)

Net Increase (Decrease) in Shares Outstanding from Capital Share Transactions	(3,402)	$(25,327)	957	$9,376

32	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

8.	Significant Shareholder Concentration

As of March 31, 2020, two of the Fund’s shareholders of record owned 83% of Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	New Accounting Pronouncements

On August 17, 2018, the Securities and Exchange Commission adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The amendments for registered investment companies focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The amendments also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Causeway Global Absolute Return Fund	33

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2019 to March 31, 2020).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

34	Causeway Global Absolute Return Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/19	Ending Account Value 3/31/20	Annualized Expense Ratios	Expenses Paid During Period*
Causeway Global Absolute Return Fund

Actual Fund Return
Institutional Class	$1,000.00	$800.80	1.35%	$6.08

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.25	1.35%	$6.81
Causeway Global Absolute Return Fund

Actual Fund Return
Investor Class	$1,000.00	$798.70	1.45%	$6.52

Hypothetical 5% Return
Investor Class	$1,000.00	$1,017.75	1.45%	$7.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Causeway Global Absolute Return Fund	35

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2018 through December 31, 2019. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively. Further, the report noted that the Fund did not change its HLIM during the period.

36	Causeway Global Absolute Return Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www.sec.gov.

Beginning on January 1, 2021, as permitted by regulations adopted by the Commission, we will no longer mail paper copies of the shareholder reports of the Fund, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.causewayfunds.com/fund-documents), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or call 1-866-947-7000 (for accounts held directly with the Fund).

You may elect to continue to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-866-947-7000.

Your election to receive reports in paper will apply to all funds held with Causeway Capital Management Trust or through your financial intermediary.

CCM-SA-008-1000

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §270.30a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan
Turner Swan, President

Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan
Turner Swan, President

Date: June 8, 2020

By	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: June 8, 2020